Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Long-term Debt [Abstract]
Secured and Unsecured portion of Debt
	December 31,
	2012	2013
Secured bank debt:
(a)ABN AMRO Bank	$88,450,000	$80,750,000
(b)Unicredit Bank	25,500,000	22,500,000
(c)Credit Suisse	38,300,000	34,500,000
(d)Commerzbank	26,250,000	23,050,000
(e)ABN AMRO Bank	23,750,000	18,750,000
Unsecured debt:
(f)Paragon Shipping Inc., a related party	14,000,000	-
Total	$216,250,000	$179,550,000

Current and Non-current portion of Debt
Presented as follows:
Current portion of long-term debt	$22,700,000	$179,550,000
Loan due to a related party	14,000,000	-
Long-term debt	179,550,000	-
Total	$216,250,000	$179,550,000

Minimum annual principal payments
During the year ending December 31,:
2014	$22,700,000
2015	31,450,000
2016	17,700,000
2017	97,450,000
2018	10,250,000
Total	$179,550,000